HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Schedule of Components of Assets and Liabilities Held-For-Sale) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Cash and cash equivalents	$ 2,823,000	$ 2,309,000	$ 676,000
Total assets held for sale	9,959,000
Bental Industries Ltd. [Member]
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Cash and cash equivalents	2,823,000
Trade accounts receivable	4,067,000
Other accounts receivable and prepaid expenses	196,000
Inventories	2,983,000
Funds in respect of employee right upon retirement	778,000
Deferred income taxes	29,000
Property, plant and equipment, net	2,402,000
Assets of businesses held for sale	13,278,000
Less: impairment	(3,319,000)
Total assets held for sale	9,959,000
Liabilities
Trade accounts payables	946,000
Other accounts payable and accrued expenses	1,109,000
Long-term loans, net of current maturities	248,000
Liability in respect of employee rights upon retirement	1,070,000
Deferred income taxes	55,000
Total liabilities held for sale	$ 3,428,000